INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about intangible assets [Table Text Block]
	Customer	Domain	Technology (2)	Other (1)	Total
	relationships	Names (1)
Cost
Balance at January 1, 2016	$8,500	$4,300	$16,772	$204	$29,776
Additions	-	-	1,681	1	1,682
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2016	$8,500	$4,300	$18,453	$205	$31,458
Additions	-	-	1,494	-	1,494
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2017	$8,500	$4,300	$19,947	$205	$32,952

Amortization and impairment losses
Balance at January 1, 2016	$921	$-	$10,239	$-	$11,160
Amortization for the year	850	-	2,552	-	3,402
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2016	$1,771	$-	$12,791	$-	$14,562
Amortization for the year	850	-	2,275	-	3,125
Impairments / Write-offs	-	-	-	-	-
Balance at December 31, 2017	$2,621	$-	$15,066	$-	$17,687

Carrying amounts
At December 31, 2016	$6,729	$4,300	$5,662	$205	$16,896
At December 31, 2017	$5,879	$4,300	$4,881	$205	$15,265